Property and equipment - Summary of the Estimated Useful Lives and Depreciation Method (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Beginning balance	€ 72,762	€ 37,887
Ending balance	66,240	72,762
Office buildings
Property and equipment
Beginning balance	54,659	23,368
Transfers in/(out)		302
Ending balance	49,469	54,659
Other facilities and equipment
Property and equipment
Beginning balance	17,671	14,046
Transfers in/(out)		774
Ending balance	16,756	17,671
Work in Progress
Property and equipment
Beginning balance	432	473
Transfers in/(out)		(1,076)
Ending balance	15	432
Cost
Property and equipment
Beginning balance	132,765	86,551
Additions	9,487	51,334
Additions through business combinations		6
Disposals	(9,717)	(3,828)
Translation adjustments	1,597	(1,298)
Ending balance	134,132	132,765
Cost | Office buildings
Property and equipment
Beginning balance	84,739	47,866
Additions	3,865	40,693
Transfers in/(out)	337
Disposals	(6,407)	(3,440)
Translation adjustments	676	(682)
Ending balance	83,210	84,739
Cost | Other facilities and equipment
Property and equipment
Beginning balance	47,594	38,212
Additions	5,622	9,621
Additions through business combinations		6
Transfers in/(out)	68
Disposals	(3,310)	(388)
Translation adjustments	933	(631)
Ending balance	50,907	47,594
Cost | Work in Progress
Property and equipment
Beginning balance	432	473
Additions		1,020
Transfers in/(out)	(405)
Translation adjustments	(12)	15
Ending balance	15	432
Accumulated depreciation
Property and equipment
Beginning balance	(60,003)	(48,664)
Depreciation	(16,562)	(14,596)
Disposals	9,717	2,517
Translation adjustments	(1,044)	740
Ending balance	(67,892)	(60,003)
Accumulated depreciation | Office buildings
Property and equipment
Beginning balance	(30,080)	(24,498)
Depreciation	(9,615)	(8,107)
Disposals	6,407	2,129
Translation adjustments	(453)	396
Ending balance	(33,741)	(30,080)
Accumulated depreciation | Other facilities and equipment
Property and equipment
Beginning balance	(29,923)	(24,166)
Depreciation	(6,947)	(6,489)
Disposals	3,310	388
Translation adjustments	(591)	344
Ending balance	€ (34,151)	€ (29,923)